Investments Accounted For Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 1,978	$ 2,596
Loss on investments accounted using equity method	3,133	583
Dividends Declared	(1,857)	(1,414)
Foreign Currency Translation	(471)	(1,119)
Other Increase (Decrease)	(455)	668
Argentine hyperinflationary economy	(55)	664
Investments accounted for using Equity Method, Ending balance	2,273	$ 1,978
Investments as financial assets at fair value	$ 24,893
Yacylec S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 1,220	$ 556
Loss on investments accounted using equity method	475	(227)
Dividends Declared	(345)
Foreign Currency Translation	(252)	(362)
Other Increase (Decrease)		668
Argentine hyperinflationary economy	(103)	585
Investments accounted for using Equity Method, Ending balance	$ 995	$ 1,220
Sacme S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 186	$ 236
Loss on investments accounted using equity method	28	20
Dividends Declared		(62)
Foreign Currency Translation	(54)	(87)
Other Increase (Decrease)	(75)
Argentine hyperinflationary economy	48	79
Investments accounted for using Equity Method, Ending balance	133	$ 186
Central Termica Manuel Belgrano [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest		25.60%
Investments accounted for using Equity Method, Beginning balance	32	$ 868
Loss on investments accounted using equity method	687	117
Dividends Declared	(483)	(631)
Foreign Currency Translation	(9)	(322)
Other Increase (Decrease)	(227)
Investments accounted for using Equity Method, Ending balance		$ 32
Central Termica San Martin [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest		25.60%
Investments accounted for using Equity Method, Beginning balance	249	$ 931
Loss on investments accounted using equity method	732	165
Dividends Declared	(548)	(501)
Foreign Currency Translation	(72)	(346)
Other Increase (Decrease)	$ (361)
Investments accounted for using Equity Method, Ending balance		$ 249
Central Vuelta Obligado S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	40.90%	40.90%
Investments accounted for using Equity Method, Beginning balance	$ 291	$ 5
Loss on investments accounted using equity method	1,211	508
Dividends Declared	(481)	(220)
Foreign Currency Translation	(84)	(2)
Other Increase (Decrease)	208
Investments accounted for using Equity Method, Ending balance	$ 1,145	$ 291